UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:    9/30/11

Item 1.  Reports to Stockholders.

 Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Semi-Annual Report

September 30, 2011

Distributed by Northern Lights Distributors, LLC

Member FINRA

Princeton Futures Strategy Fund
PORTFOLIO REVIEW
September 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended September 30, 2011, as compared to its benchmark:
	Six	Inception** -
	Months	September 30, 2011
Princeton Futures Strategy Fund Class A	-3.54%	1.39%
Princeton Futures Strategy Fund Class A with load	-9.12%	-3.49%
Princeton Futures Strategy Fund Class C	NA	-1.86%
Princeton Futures Strategy Fund Class I	-3.44%	1.68%
Barclay BTOP50 Index	0.29%	5.65%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 2.95% Class C and 1.95% for Class I shares per the May 31, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

** Inception date is July 19, 2010 for Class A and Class I. Inception date is June 14, 2011 for Class C shares.

Holdings by Asset Class	% of Net Assets
Corporate Bonds & Notes	34.5%
U.S Government & Agency Obligations	25.7%
Commodity Trading Advisors	15.4%
Government Notes	2.6%
Short-Term Investments	1.5%
Other / Cash & Cash Equivalents	20.3%
	100.0%

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS - 15.4%
6,799,099	Banyan Capital Fund LP * ++			$ 6,611,820
6,641,557	Conquest Macro Fund, LLC Series C3 *			9,802,919
19,599,319	Crabel Multi-Product Class A *			20,376,284
10,599,124	Paskewitz Contrarian Stock Index *			9,315,458
8,566,893	Quantitative Global 3x Fund, Ltd. * + ++			8,241,929
6,877,592	The Tap Fund, Ltd. * + ++			6,168,413
5,147,249	The Traders Offshore Fund Class B * + ++			4,466,882

	TOTAL COMMODITY TRADING ADVISORS (Cost $62,639,772)			64,983,705

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 34.5%

	AUTOMOBILE ABS - 4.8%
$ 5,000,000	Ally Auto Receivables Trust	0.3154	8/15/2012	4,993,750
317,757	Ally Auto Receivables Trust Class A1	0.2541	11/15/2011	317,798
5,000,000	BMW Vehicle Lease Trust	0.3056	4/25/2012	5,001,565
3,000,000	BMW Vehicle Lease Trust Class A2	0.6400	9/20/2012	3,000,000
3,154,418	Nissan Auto Lease Trust	1.3900	1/15/2016	3,163,291
870,819	Santander Drive Auto Receivables Trust Class A2	1.3600	3/15/2013	871,911
2,964,000	Volkswagen Auto Loan Enhanced Trust Class A2	0.6700	12/20/2013	2,964,928
				20,313,243
	AUTO PARTS & EQUIPMENT - 0.2%
790,000	Johnson Controls, Inc.	4.8750	9/15/2013	842,314

	BANKS - 3.8%
2,000,000	Bank of America Corp.	4.8750	9/15/2012	1,996,300
2,000,000	Citigroup, Inc.	5.3000	10/17/2012	2,046,820
2,001,000	Goldman Sachs Group Inc. (The)	5.4500	11/1/2012	2,056,528
1,000,000	JPMorgan Chase & Co.	4.7500	5/1/2013	1,049,020
2,500,000	JPMorgan Chase & Co. Series MTN	2.0500	1/24/2014	2,510,600
1,045,000	Morgan Stanley Series GMTN	5.7500	8/31/2012	1,073,591
3,000,000	Toronto-Dominion Bank **	0.4321	7/26/2013	2,992,740
2,000,000	Wells Fargo & Co.	5.2500	10/23/2012	2,087,360
				15,812,959
	CHEMICALS - 0.1%
485,000	El du Pont de Nemours & Co.	4.8750	4/30/2014	533,020

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	BEVERAGES - 1.8%
3,000,000	Anheuser-Bush InBev Worldwide, Inc.	2.5000	3/26/2013	$ 3,058,470
2,880,000	Diageo Capital PLC	5.1250	1/30/2012	2,919,715
1,000,000	PepsiCo, Inc.	5.1500	5/15/2012	1,027,980
500,000	PepsiCo, Inc.	0.8000	8/25/2014	498,210
				7,504,375
	COMMERCIAL MBS - 1.6%
1,850,000	Bear Stearns Commercial Mortgage Securities
	Class A4	4.5210	11/11/2041	1,854,070
4,086,410	Bear Stearns Commercial Mortgage Securities
	Class A1	5.1450	1/12/2045	4,091,232
674,842	Credit Suisse First Boston Mortgage Securities
	Corp. Class A4	4.2830	10/15/2039	679,789
				6,625,091
	COMPUTERS - 0.4%
1,654,000	Hewlett-Packard Co.	2.9500	8/15/2012	1,680,497

	COSMETIC/PERSONAL CARE - 0.2%
1,000,000	Procter & Gamble Co.	0.7000	8/15/2014	999,440

	CREDIT CARD ABS - 1.2%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4599	9/15/2016	5,000,000

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
1,933,000	American Express Co.	4.8750	7/15/2013	2,030,404
1,000,000	American Express Credit Co.	2.8000	9/19/2016	994,980
1,000,000	Caterpillar Financial Services Corp. Series MTN	1.9000	12/17/2012	1,011,940
1,000,000	General Electric Capital Corp.	2.8000	1/8/2013	1,017,110
1,000,000	General Electric Capital Corp.	3.5000	8/13/2012	1,021,580
2,000,000	Household Finance Corp.	6.3750	11/27/2012	2,070,860
1,411,000	National Rural Utilities Cooperative Finance Corp.	7.2500	3/1/2012	1,447,742
1,000,000	Toyota Motor Credit Corp. Series MTN	1.3750	8/12/2013	1,009,420
				10,604,036
	ELECTRIC - 1.4%
1,285,000	Alabama Power Co. Series 07-D	4.8500	12/15/2012	1,345,177
4,550,000	PPL Energy Supply, LLC	6.4000	11/1/2011	4,565,834
				5,911,011
	FOOD - 1.2%
5,000,000	Hershey Co. (The)	5.0000	4/1/2013	5,252,050

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	GAS - 0.8%
3,000,000	National Grid PLC	6.3000	8/1/2016	$ 3,452,070

	INSURANCE - 0.5%
2,000,000	MetLife, Inc.	5.3750	12/15/2012	2,079,120
	MEDIA - 1.3%
4,462,000	TCI Communications, Inc.	8.7500	8/1/2015	5,437,304

	MINING - 3.0%
5,750,000	Barrick Gold Corp.	1.7500	5/30/2014	5,781,165
2,000,000	BHP Billiton Finance USA, Ltd.	5.5000	4/1/2014	2,198,660
750,000	BHP Billiton Finance USA, Ltd.	5.1250	3/29/2012	765,975
3,000,000	Rio Tinto Finance USA, Ltd.	5.8750	7/15/2013	3,222,960
500,000	Rio Tinto Finance USA, Ltd.	2.2500	9/20/2016	496,355
				12,465,115
	OIL & GAS - 2.6%
1,750,000	ConocoPhillips	4.7500	10/15/2012	1,812,790
3,250,000	ConocoPhillips	4.7500	2/1/2014	3,522,155
2,000,000	Shell International Finance BV	4.0000	3/21/2014	2,152,100
2,000,000	Total Capital Canada, Ltd. **	0.3475	5/13/2013	1,995,720
1,540,000	XTO Energy, Inc.	7.5000	4/15/2012	1,594,177
				11,076,942

	PHARMACEUTICALS - 2.3%
5,000,000	GlaxoSmithKline Capital, Inc.	4.8500	5/15/2013	5,332,800
4,065,000	Wyeth	5.5000	2/1/2014	4,485,199
				9,817,999

	PIPELINES - 1.2%
5,000,000	Kinder Morgan Energy Partners LP	7.1250	3/15/2012	5,132,350

	RETAIL - 1.2%
1,974,000	Home Depot, Inc.	5.2500	12/16/2013	2,138,651
500,000	Target Corp.	1.1250	7/18/2014	504,065
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,586,729
				5,229,445

	TELECOMMUNICATIONS - 1.1%
2,000,000	BellSouth Corp.	4.7500	11/15/2012	2,079,460
2,613,000	Verizon Virginia, Inc. Series A	4.6250	3/15/2013	2,729,801
				4,809,261
	TOYS - 1.3%
5,000,000	Mattel, Inc.	5.6250	3/15/2013	5,277,400
	TOTAL CORPORATE BONDS & NOTES (Cost $146,339,386)			145,855,042

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%
2,000,000	Federal Agricultural Mortgage Corp	2.1100	3/15/2012	$ 2,013,960
1,000,000	Federal Farm Credit Bank	1.1250	10/3/2011	1,000,000
2,060,000	Federal Farm Credit Bank	1.8750	12/7/2012	2,096,606
1,031,000	Federal Farm Credit Bank	2.2500	4/24/2012	1,042,774
1,500,000	Federal Farm Credit Bank	2.1250	6/18/2012	1,520,055
1,000,000	Federal Home Loan Banks	0.7500	12/21/2011	1,001,300
2,000,000	Federal Home Loan Banks	1.0000	3/27/2013	2,018,660
5,000,000	Federal Home Loan Banks **	0.1360	11/26/2012	4,998,750
2,000,000	Federal Home Loan Mortgage Corp.	1.1000	12/27/2012	2,009,420
2,000,000	Federal Home Loan Mortgage Corp.	0.7500	12/28/2012	2,009,940
2,700,000	Federal Home Loan Mortgage Corp.	0.5150	11/26/2012	2,705,562
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	3/23/2012	3,027,570
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	9/21/2012	3,053,520
5,000,000	Federal National Mortgage Association	0.4500	9/6/2013	4,990,450
1,000,000	Federal National Mortgage Association	1.0000	4/4/2012	1,004,180
3,000,000	Federal National Mortgage Association	1.4200	1/13/2014	3,005,220
2,000,000	Federal National Mortgage Association	1.2500	6/22/2012	2,014,680
4,997,000	Federal National Mortgage Association	2.0000	1/9/2012	5,021,685
1,000,000	Federal National Mortgage Association	1.0000	11/23/2011	1,001,260
1,300,000	Federal National Mortgage Association	4.7500	2/21/2013	1,376,466
1,370,000	Federal National Mortgage Association	4.3750	7/17/2013	1,464,777
2,000,000	Federal National Mortgage Association	5.0000	10/15/2011	2,003,200
1,000,000	Tennesse Valley Authority Series A	6.7900	5/23/2012	1,041,850
5,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	5,252,539
5,000,000	United States Treasury Note/Bond	2.0000	11/30/2013	5,181,250
2,000,000	United States Treasury Note/Bond	1.3750	3/15/2012	2,011,328
5,000,000	United States Treasury Note/Bond	1.0000	6/15/2012	5,059,766
5,000,000	United States Treasury Note/Bond	1.5000	7/15/2012	5,051,562
5,000,000	United States Treasury Note/Bond	1.7500	8/15/2012	5,067,969
5,000,000	United States Treasury Note/Bond	1.3750	10/15/2012	5,060,937
5,000,000	United States Treasury Note/Bond	1.3750	11/15/2012	5,066,211
5,000,000	United States Treasury Note/Bond	1.3750	1/15/2013	5,074,023
2,000,000	United States Treasury Note/Bond	0.8750	1/31/2012	2,005,312
2,000,000	United States Treasury Note/Bond	1.0000	12/31/2011	2,004,531
5,000,000	United States Treasury Note/Bond	1.3750	2/15/2012	5,023,633
5,000,000	United States Treasury Note/Bond	1.3750	2/15/2013	5,077,930
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $108,153,409)			108,358,876

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	GOVERNMENT NOTES - 2.6%
	REGIONAL - PROVIDENCE - 2.6%
5,000,000	Providence of Ontario **	4.1000	6/16/2014	$ 5,410,850
5,000,000	Providence of Quebec **	4.8750	5/5/2014	5,501,650

	TOTAL GOVERNMENT NOTES (Cost $10,960,769)			10,912,500

Shares
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
6,335,011	BlackRock Liquidity Funds T-Fund Portfolio + (Cost $6,335,011)			6,335,011

	TOTAL INVESTMENTS - 79.7% (Cost $334,428,347) (a)			$ 336,445,134
	OTHER ASSETS LESS LIABILITIES - 20.3%			85,565,178
	TOTAL NET ASSETS - 100.0%			$ 422,010,312

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 6.0% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 4,523,894
		Unrealized depreciation:		(2,507,107)
		Net unrealized appreciation:		$ 2,016,787

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
12	01 NOV 11 LME NICKEL US	$ 1,812,600	$ (546,827)
2	02 DEC 11 LME NICKEL US	260,886	(49,784)
6	05 OCT 11 LME COPPER US	1,423,608	(373,844)
1	07 DEC 11 LME COPPER US	227,750	(52,369)
3	07 OCT 11 LME NICKEL US	425,274	(108,992)
9	07 OCT 11 LME ZINC US	539,550	(125,809)
14	11 OCT 11 LME ALUM US	886,113	(141,691)
1	14 NOV 11 LME NICKEL US	111,114	(5,608)
4	14 NOV 11 LME ZINC US	228,907	(43,924)
4	14 OCT 11 LME NICKEL US	582,000	(160,224)
2	16 DEC 11 LME NICKEL US	262,272	(51,098)
3	16 NOV 11 LME ALUM US	179,625	(19,031)
17	16 NOV 11 LME COPPER US	3,546,461	(566,574)
1	16 NOV 11 LME NICKEL US	131,688	(26,178)
1	18 NOV 11 LME NICKEL US	111,120	(5,605)
2	18 NOV 11 LME ZINC US	114,491	(21,946)
5	18 NOV 11 LME ZINC US	232,875	(1,511)
2	19 DEC 11 LME COPPER US	370,484	(19,640)
23	19 OCT 11 LME COPPER US	5,596,870	(1,569,283)
17	19 OCT 11 LME ZINC US	1,057,609	(274,228)
83	21 DEC 11 LME ALUM US	4,996,995	(527,964)
4	21 DEC 11 LME LEAD US	231,950	(33,450)
2	21 DEC 11 LME COPPER US	436,700	(85,850)
1	21 DEC 11 LME TIN US	117,545	(15,770)
3	21 DEC 11 LME ZINC US	163,875	(24,544)
6	23 DEC 11 LME ALUM US	331,950	(8,780)
5	25 NOV 11 LME NICKEL US	555,630	(27,964)
7	25 OCT 11 LME COPPER US	1,687,875	(461,825)
13	26 OCT 11 LME ALUM US	859,430	(166,205)
3	28 OCT 11 LME NICKEL US	442,398	(125,978)
3	30 NOV 11 LME COPPER US	693,750	(167,738)
117	DEC 11 10YR T-NOTES	15,196,563	24,406
277	DEC 11 5 YR NOTE	34,020,656	(92,483)
58	DEC 11 AUSTRALIAN $	5,849,130	(274,750)
22	DEC 11 B-POUND	2,223,100	(76,863)
27	DEC 11 CATTLE	1,308,260	16,360
109	DEC 11 CBT MINI DOW 5	5,821,830	86,515
25	DEC 11 CDN DOLLAR	2,524,645	(134,395)
11	DEC 11 CME LEAN HOGS	375,080	11,240
See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
29	DEC 11 COCOA	$ 807,710	$ (51,390)
16	DEC 11 CORN	511,100	(37,100)
30	DEC 11 COTTON	1,682,615	(179,765)
17	DEC 11 EMINI S&P 500	975,918	(18,818)
243	DEC 11 EURX E-SCHATZ	35,806,569	(53,203)
282	DEC 11 EURX EURO-BOBL	46,271,212	(46,680)
29	DEC 11 EURX EURO-BUND	5,333,355	(20,844)
35	DEC 11 GOLD-COMEX	5,724,930	(46,880)
12	DEC 11 HI-GRD COPPER	1,126,925	(181,325)
54	DEC 11 IMM EMINI NSDQ	2,851,840	(159,380)
1	DEC 11 IMM EURO FX	168,950	(1,263)
43	DEC 11 IMM MEX PESO	1,653,600	(114,200)
11	DEC 11 IMM NIKKEI IND	477,725	(6,100)
153	DEC 11 JAPANESE YEN	24,926,856	(89,219)
72	DEC 11 LIF LONG GILT	14,458,599	164,807
5	DEC 11 LONDON COCOA	146,558	(13,828)
32	DEC 11 ME 10Y CDN BND	4,012,770	61,685
3	DEC 11 MPLS WHEAT	131,650	2,188
4	DEC 11 NEW FTSE 100	318,318	(172)
16	DEC 11 NEW ZEALAND $	1,312,135	(97,095)
5	DEC 11 NY SILVER	1,016,750	(264,675)
20	DEC 11 NYF SM RUSS2K	1,336,655	(53,655)
13	DEC 11 PALLADIUM	1,004,100	(205,185)
16	DEC 11 S&P 500	4,620,675	(116,675)
31	DEC 11 SFE 10Y T-BOND	2,883,421	(25,356)
71	DEC 11 SFE 3Y T-BOND	6,647,699	(21,367)
6	DEC 11 SOYBEAN ML	220,920	(35,760)
18	DEC 11 SWISS FRANC	2,560,600	(71,875)
38	DEC 11 TSE 10YR JGB	70,277,916	(173,033)
3	DEC 11 TSE TOPIX	296,582	(1,816)
314	DEC 11 US $ INDEX	24,374,177	455,373
92	DEC 11 US 2YR T-NOTE	20,284,125	(25,437)
141	DEC 11 US T-BONDS	19,713,992	396,133
53	DEC 12 CORN	1,743,513	(244,275)
5	DEC 12 EURO DLRS	1,243,638	(950)
22	DEC 12 LIF 3M EURIBOR	7,289,972	6,962
53	DEC 12 LIF 3M INT	10,238,148	10,605
16	JAN 12 PLATINUM	1,434,220	(215,340)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
138	JUL 12 KC WHEAT	$ 5,228,400	$ (184,500)
32	JUN 12 IR 90 DAY BILL	2,984,623	4,928
32	JUN 12 LIF 3M EURIBOR	10,625,063	(7,046)
34	JUN 12 LIF 3M EURO SF	9,692,358	(199)
11	JUN 12 LIF 3M INT	2,130,107	(2,363)
26	JUN 12 ME 3M BAX	6,171,146	3,497
19	JUN 12 TIFFE EURO YEN	6,142,093	(276)
34	JUN 13 EURO DLRS	8,428,825	14,225
28	JUN 13 LIF 3M EURIBOR	9,260,869	12,985
50	JUN 13 LIF 3M INT	9,636,586	23,261
329	MAR 12 EURO DLRS	81,806,825	(42,100)
34	MAR 12 IR 90 DAY BILL	3,171,580	231
83	MAR 12 LIF 3M EURIBOR	27,541,237	(10,502)
24	MAR 12 LIF 3M EURO SF	6,855,020	(14,862)
299	MAR 12 LIF 3M INT	57,841,817	(17,539)
36	MAR 12 ME 3M BAX	8,539,638	4,694
15	MAR 12 SUGAR # 11	429,587	(4,715)
10	MAR 12 TIFFE EURO YEN	3,232,697	(162)
34	MAR 13 EURO DLRS	8,437,350	11,650
23	MAR 13 LIF 3M EURIBOR	7,607,742	16,626
49	MAR 13 LIF 3M INT	9,456,103	16,289
80	NOV 11 CBT ROUGH RICE	2,652,360	(100,360)
32	NOV 11 CME REV LUMBER	892,100	(149,028)
21	NOV 11 FDR CATTLE	1,471,875	28,838
11	NOV 11 HEATNG OIL	1,325,491	(41,454)
8	NOV 11 ICE BRENT CRD	877,270	(55,190)
2	NOV 11 ICE GAS OIL	184,150	(8,250)
4	NOV 11 LT CRUDE	342,980	(26,180)
22	NOV 11 NATURAL GAS	837,280	(30,760)
8	NOV 11 NYM RBOB GAS	877,250	(24,448)
13	NOV 11 SOYBEANS	883,263	(116,913)
43	OCT 11 CME LEAN HOGS	1,524,600	81,450
3	OCT 11 FDR CATTLE	209,100	1,688
1	OCT 11 ICE GAS OIL	93,950	(5,600)
5	OCT 11 MON CAC40 10EU	199,175	973
1	OCT 11 SGX TWMSCI IDX	25,250	350
21	OCT 12 CATTLE	1,068,900	(13,440)
28	SEP 12 IR 90 DAY BILL	2,608,816	8,283
274	SEP 12 LIF 3M EURIBOR	90,911,453	9,915

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
27	SEP 12 LIF 3M EURO SF	$ 7,696,572	$ (1,395)
109	SEP 12 LIF 3M INT	21,090,867	(6,855)
18	SEP 12 ME 3M BAX	4,268,597	7,017
7	SEP 12 TIFFE EURO YEN	2,263,115	(454)
32	SEP 13 EURO DLRS	7,943,925	(6,325)
20	SEP 13 LIF 3M EURIBOR	6,619,618	(1,812)
50	SEP 13 LIF 3M INT	9,662,913	(11,855)

	Net Unrealized Depreciation from Open Long Futures Contracts		$ (8,362,795)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Short Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
12	01 NOV 11 LME NICKEL US	$ 1,581,236	$ 315,463
2	02 DEC 11 LME NICKEL US	259,500	48,398
6	05 OCT 11 LME COPPER US	1,378,575	328,811
1	07 DEC 11 LME COPPER US	221,500	46,119
3	07 OCT 11 LME NICKEL US	413,647	97,366
9	07 OCT 11 LME ZINC US	497,088	83,346
14	11 OCT 11 LME ALUM US	879,043	134,621
1	14 NOV 11 LME NICKEL US	129,900	24,394
4	14 NOV 11 LME ZINC US	219,462	34,479
4	14 OCT 11 LME NICKEL US	568,680	146,904
8	15 NOV 11 LME ALUM US	477,855	49,683
2	16 DEC 11 LME NICKEL US	250,800	39,626
3	16 NOV 11 LME ALUM US	177,450	16,856
26	16 NOV 11 LME COPPER US	5,691,812	1,134,337
2	16 NOV 11 LME NICKEL US	255,360	44,335
17	18 NOV 11 LME ZINC US	889,363	102,726
25	19 OCT 11 LME COPPER US	5,766,312	1,387,880
17	19 OCT 11 LME ZINC US	958,808	175,426
244	21 DEC 11 LME ALUM US	14,313,580	1,175,705
2	21 DEC 11 LME COPPER US	430,900	80,050
4	21 DEC 11 LME LEAD US	224,550	26,050
1	21 DEC 11 LME TIN US	113,285	11,510
3	21 DEC 11 LME ZINC US	157,538	18,206
3	22 DEC 11 LME NICKEL US	351,540	34,740
6	25 NOV 11 LME NICKEL US	756,300	123,101
7	25 OCT 11 LME COPPER US	1,561,269	335,219
13	26 OCT 11 LME ALUM US	787,154	93,929
3	28 OCT 11 LME NICKEL US	395,913	79,493
1	30 DEC 11 LME NICKEL US	106,200	600
3	30 NOV 11 LME COPPER US	624,188	98,175
23	APR 12 TOCOM KEROSENE	880,964	(1,654)
10	AUG 12 TOCOM PLATINUM	255,010	6,680
67	DEC 11 AUSTRALIAN $	6,613,240	173,870
142	DEC 11 B-POUND	13,995,738	142,750
12	DEC 11 BPOUND/J YEN	2,325,619	(15,484)
53	DEC 11 CDN DOLLAR	5,212,745	145,415
50	DEC 11 COCOA	1,371,740	67,740
59	DEC 11 COFFEE 'C'	5,288,888	224,475
114	DEC 11 CORN	3,741,013	363,763

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Short Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
7	DEC 11 COTTON	$ 367,310	$ 16,645
63	DEC 11 CRUDE PALM OIL	1,462,624	27,662
22	DEC 11 EMINI S&P 500	1,267,238	28,638
2	DEC 11 EURX DAX INDEX	365,686	(1,460)
13	DEC 11 EURX E-STXX 50	376,567	389
1	DEC 11 EURX EURO-BUND	184,613	1,423
1	DEC 11 GOLD-COMEX	163,010	780
13	DEC 11 HEATNG OIL	1,551,396	34,608
30	DEC 11 HI-GRD COPPER	2,987,288	623,288
2	DEC 11 ICEUSNEWCHFJPY	546,144	(6,226)
1	DEC 11 ICEUSNEWEURGBP	171,401	3,545
35	DEC 11 ICEUSNEWEURJPY	6,117,724	255,642
1	DEC 11 IMM EMINI MDCP	79,890	2,000
268	DEC 11 IMM EURO FX	45,684,975	744,725
107	DEC 11 IMM MEX PESO	4,092,513	261,913
41	DEC 11 KC WHEAT	1,607,788	164,588
66	DEC 11 LONDON COCOA	1,861,347	109,309
26	DEC 11 ME S&P CAN 60	3,355,751	44,508
26	DEC 11 NATURAL GAS	1,043,380	13,260
49	DEC 11 NIKKEI 225-YEN	2,785,425	61,969
5	DEC 11 NY SILVER	885,000	132,925
3	DEC 11 NYM RBOB GAS	327,474	12,852
4	DEC 11 OSK NIK 225	443,089	(8,301)
28	DEC 11 S AFRCAN RAND	1,859,075	143,725
3	DEC 11 SFE SPI 200	293,419	2,329
107	DEC 11 SGX MINI JGB	19,799,946	58,499
15	DEC 11 SGX NIKKEI IDX	840,800	(3,126)
74	DEC 11 SOYBEAN ML	2,534,130	250,490
11	DEC 11 SWISS FRANC	1,557,400	36,513
69	DEC 11 SYBEAN OIL	2,245,308	166,614
8	DEC 11 US T-BONDS	1,131,250	(9,750)
145	DEC 11 WHEAT	5,376,413	959,350
3	DEC 12 TIFFE EURO YEN	969,793	130
11	JAN 12 TOCOM RUBBER	260,912	41,468
138	JUL 12 WHEAT	4,850,141	180,566
37	JUN 12 EURO DLRS	9,199,000	3,575
23	JUN 12 LIF 3M INT	4,453,295	4,375
53	MAR 12 CORN	2,022,413	417,175
27	MAR 12 EURO DLRS	6,711,663	1,488

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Open Short Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
10	MAR 12 LIF 3M INT	$ 1,935,270	$ 1,348
53	MAR 12 SUGAR # 11	1,553,272	52,058
98	MAR 12 TOCOM RUBBER	2,030,519	55,140
4	MAR 13 TIFFE EURO YEN	1,292,593	(292)
44	NOV 11 HEATNG OIL	5,169,591	33,445
10	NOV 11 ICE BRENT CRD	1,019,950	(7,650)
18	NOV 11 ICE GAS OIL	1,605,000	21,900
117	NOV 11 LIF ROBUSTA 10	2,401,640	86,210
72	NOV 11 LT CRUDE	6,058,750	356,350
132	NOV 11 NATURAL GAS	5,079,700	240,580
10	NOV 11 NYM RBOB GAS	1,086,859	20,857
27	NOV 11 SOYBEANS	1,734,075	142,425
222	NOV 11 WPG CANOLA	2,331,123	103,147
19	OCT 11 HS INDEX	2,173,508	48,135
1	OCT 11 ICE GAS OIL	90,350	2,000
15	OCT 11 SGX TWMSCI IDX	383,850	(150)
53	SEP 12 EURO DLRS	13,184,038	10,888
4	SEP 12 TIFFE EURO YEN	1,293,063	113

	Net Unrealized Apreciation from Open Short Futures Contracts		$ 13,339,710

	Net Unrealized Apreciation from Open Futures Contracts		$ 4,976,915

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	873,575,631	5,089	(272,379,494)	3,423

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by the Fund.  The Fund is fully at risk for approximately its $83,474,856 investment in PFS Fund Limited. The investment in Alphametrics is represented by the derivatives shown above.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 334,428,347
At value	$ 336,445,134
Cash	63,432,135
Receivable for securities sold	512,341
Receivable for Fund shares sold	1,136,321
Deposits with brokers	14,689,633
Unrealized appreciation on open forward foreign
currency contracts	7,467,257
Due from Broker - Variation margin	6,808,379
Interest receivable	1,870,674
Prepaid expenses and other assets	3,557,185
TOTAL ASSETS	435,919,059

LIABILITIES
Unrealized depreciation on open forward foreign
currency contracts	6,596,508
Payable for investments purchased	6,325,540
Investment advisory fees payable	598,412
Payable for Fund shares repurchased	278,656
Distribution (12b-1) fees payable	10,567
Due to custodian	3,206
Accrued expenses and other liabilities	95,858
TOTAL LIABILITIES	13,908,747
NET ASSETS	$ 422,010,312

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 434,648,118
Accumulated net investment loss	(8,268,312)
Accumulated net realized loss from security transactions	(11,901,393)
Net unrealized appreciation of investments	7,531,899
NET ASSETS	$ 422,010,312

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 42,010,170
Shares of beneficial interest outstanding	4,169,984
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.07
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 10.69

Class C Shares:
Net Assets	$ 3,908,994
Shares of beneficial interest outstanding	388,850
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.05

Class I Shares:
Net Assets	$ 376,091,148
Shares of beneficial interest outstanding	37,240,866
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.10

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$ 825,088
Less: Foreign withholding taxes	(151)
TOTAL INVESTMENT INCOME	824,937

EXPENSES
Investment advisory fees	2,948,834
Management fees	1,982,014
Incentive fees	1,837,090
Administrative services fees	115,294
Professional fees	50,436
Distribution (12b-1) fees, Class A	36,606
Accounting services fees	34,656
Registration fees	28,819
Transfer agent fees	24,568
Organization expenses	22,653
Printing and postage expenses	8,718
Compliance officer fees	6,304
Distribution (12b-1) fees, Class C	5,864
Custodian fees	4,204
Trustees fees and expenses	3,151
Insurance expense	1,050
Other expenses	1,442,714
TOTAL EXPENSES	8,552,975

Less: Fees waived by the Advisor	(20,985)

NET EXPENSES	8,531,990
NET INVESTMENT LOSS	(7,707,053)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	1,935,737
Futures contracts	(11,572,161)
Foreign currency transactions	(2,193,847)
(11,830,271)
Net change in unrealized appreciation (depreciation) of:
Security transactions	1,765,918
Futures contracts	4,976,915
Foreign currency transactions	538,197
7,281,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES	(4,549,241)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (12,256,294)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the
	September 30,	Period Ended
	2011	March 31,
	(Unaudited) (b)	2011 (a)
FROM OPERATIONS
Net investment loss	$ (7,707,053)	$ (614,492)
Net realized gain (loss) from security transactions and futures
contracts	(11,830,271)	(30,621)
Net change in unrealized appreciation (depreciation) of investments
futures contacts and foreign currency transactions	7,281,030	250,869
Net decrease in net assets resulting from operations	(12,256,294)	(394,244)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(71,953)
From net investment income:
Class A	-	(58,533)
Class I	-	(371,450)
Net decrease in net assets from distributions to shareholders	-	(501,936)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	27,314,323	24,024,445
Class C	3,984,662	-
Class I	224,745,464	186,127,600
Net asset value of shares issued in reinvestment of distributions:
Class A	-	65,273
Class C	-	-
Class I	-	391,276
Payments for shares redeemed:
Class A	(6,936,166)	(1,376,370)
Class C	(50,200)	-
Class I	(21,518,217)	(1,609,304)
Net increase in net assets from shares of beneficial interest	227,539,866	207,622,920

TOTAL INCREASE IN NET ASSETS	215,283,572	206,726,740

NET ASSETS
Beginning of Period	206,726,740	-
End of Period *	$ 422,010,312	$ 206,726,740
*Includes accumulated net investment loss of:	$ (8,268,312)	$ (561,259)

(a) The Princeton Futures Strategy Fund commenced operations on July 19, 2010.
(b) Class C Shares commenced operations on June 14, 2011.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)
	For the
	Six Months Ended	For the
	September 30,	Period Ended
	2011	March 31,
	(Unaudited) (b)	2011 (a)
SHARE ACTIVITY
Class A:
Shares Sold	2,679,413	2,295,885
Shares Reinvested	-	6,228
Shares Redeemed	(680,550)	(130,992)
Net increase in shares of beneficial interest outstanding	1,998,863	2,171,121

Class C:
Shares Sold	393,850	-
Shares Redeemed	(5,000)	-
Net increase in shares of beneficial interest outstanding	388,850	-

Class I:
Shares Sold	21,740,170	17,719,784
Shares Reinvested	-	37,335
Shares Redeemed	(2,102,864)	(153,559)
Net increase in shares of beneficial interest outstanding	19,637,306	17,603,560

(a) The Princeton Futures Strategy Fund commenced operations on July 19, 2010.
(b) Class C Shares commenced operations on June 14, 2011.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011 (1)
Net asset value, beginning of period	$ 10.44	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.25)	(0.14)
Net realized and unrealized
gain on investments	(0.12)	0.68
Total from investment operations	(0.37)	0.54

Less distributions from:
Net investment income	-	(0.08)
Net realized gains	-	(0.02)
Total distributions	-	(0.10)

Net asset value, end of period	$ 10.07	$ 10.44

Total return (3)(6)	(3.54)%	5.40%

Net assets, at end of period (000s)	$ 42,010	$ 22,673

Ratios including the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	5.43%	-	(7)
Ratio of net expenses to average
net assets (5)	5.42%	-	(7)
Ratio of net investment loss
to average net assets (5)	(4.92)%	-	(7)

Ratios excluding the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	2.21%	2.95%
Ratio of net expenses to average
net assets (5)	2.20%	2.20%
Ratio of net investment loss
to average net assets (5)	(1.70)%	(1.87)%

Portfolio Turnover Rate (6)	19%	7%

(1)	The Princeton Futures Strategy Fund's Class A shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	If the income and expenses of PFSFL-CFC had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average		7.10%
net assets (4)(5)
Ratio of net expenses to average
net assets (5)		6.35%
Ratio of net investment loss
to average net assets (5)		(6.00)%

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C
Period Ended
September 30,
2011 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.24

Activity from investment operations:
Net investment loss (2)	(0.12)
Net realized and unrealized
gain on investments	0.04
Total from investment operations	(0.08)

Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-

Net asset value, end of period	$ 10.16

Total return (3)(6)	(1.86)%

Net assets, at end of period (000s)	$ 3,909

Ratios including the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	4.58%
Ratio of net expenses to average
net assets (5)	4.55%
Ratio of net investment loss
to average net assets (5)	(4.00)%

Ratios excluding the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	2.98%
Ratio of net expenses to average
net assets (5)	2.95%
Ratio of net investment loss
to average net assets (5)	(2.41)%

Portfolio Turnover Rate (6)	19%

(1)	The Princeton Futures Strategy Fund's Class C shares commenced operations June 14, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011 (1)
Net asset value, beginning of period	$ 10.46	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.24)	(0.12)
Net realized and unrealized
gain on investments	(0.12)	0.69
Total from investment operations	(0.36)	0.57

Less distributions from:
Net investment income	-	(0.09)
Net realized gains	-	(0.02)
Total distributions	-	(0.11)

Net asset value, end of period	$ 10.10	$ 10.46

Total return (3)(6)	(3.44)%	5.65%

Net assets, at end of period (000s)	$ 376,091	$ 184,054

Ratios including the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	5.18%	-	(7)
Ratio of net expenses to average
net assets (5)	5.17%	-	(7)
Ratio of net investment loss
to average net assets (5)	(4.67)%	-	(7)

Ratios excluding the expenses of PFSFL-CFC:
Ratio of gross expenses to average
net assets (4)(5)	1.96%	2.44%
Ratio of net expenses to average
net assets (5)	1.95%	1.95%
Ratio of net investment loss
to average net assets (5)	(1.45)%	(1.61)%

Portfolio Turnover Rate (6)	19%	7%

(1)	The Princeton Futures Strategy Fund's Class A shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	If the income and expenses of PFSFL-CFC had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average		6.59%
net assets (4)(5)
Ratio of net expenses to average
net assets (5)		6.10%
Ratio of net investment loss
to average net assets (5)		(5.74)%

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

1.

ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   Investments in Commodity Trading Advisors’ Managed Futures Programs are valued at a fair value based on the net asset value as reported by Commodity Trading Advisors.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	-	145,855,042	-	145,855,042
U.S. Government & Agency Obligations	-	108,358,876	-	108,358,876
Government Notes	-	10,912,500	-	10,912,500
Short-Term Investments	6,335,011	-	-	6,335,011
Futures*	14,876,977	-	-	14,876,977
Forward currency exchange contracts	-	7,467,257	-	7,467,257
Total	$ 21,211,988	$ 272,593,675	$ -	$ 293,805,663
Liabilites	Level 1	Level 2	Level 3	Total
Futures*	9,900,062	-	-	9,900,062
Forward currency exchange contracts	-	6,596,508	-	6,596,508
Total	$ 9,900,062	$ 6,596,508	$ -	$ 16,496,570

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

Managed Futures Programs and PFS Fund Limited (“PFSFL”) –

The consolidated financial statements of the Fund include PFSFL, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The Fund and PFSFL invest in the global derivatives markets through the use of one or more proprietary Managed Futures programs.  Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.  It is anticipated that the Managed Futures programs used by the Fund and PFSFL will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  The Fund and PFSFL’s investment in a Managed Futures program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools advised by one or more Commodity Trading Advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission.  The Fund, or PFSFL, does not consolidate the assets, liabilities, capital or operations of the unaffiliated CTAs into their consolidated financial statements.  Rather, the CTAs are separately presented as an investment in the Fund’s consolidated portfolio of investments.  Income, gains and unrealized appreciation or depreciation on the investments in the CTAs are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

In accordance with its investment objectives and through its exposure to the aforementioned Managed Futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited ("PFSFL") *
September 30, 2011
Fair Value of Systematic Trading Companies	$ 102,352,081
Other Assets	$ 3,540,193
Total Net Assets	$ 105,892,274

Percentage of the Fund's Total Net Assets	25.14%

* PFSFL commenced operations on August 23, 2010

As of September 30, 2011, the PFSFL had the following open forward currency contracts:

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Buy:
Canadian Dollars	10/11/2011	$ 3,429,900	$ 3,285,817	$ 70,255
Canadian Dollars	11/7/2011	3,364,915	3,223,562	121,890
Canadian Dollars	10/5/2011	4,018,401	3,849,596	270,790
Canadian Dollars	10/5/2011	39,014	37,375	2,629
Canadian Dollars	11/9/2011	2,314,400	2,217,177	125,071
Japanese Yen	10/5/2011	217,012,520	2,814,869	(351,346)
Japanese Yen	11/8/2011	90,277,600	1,170,991	(90,302)
Japanese Yen	11/8/2011	145,015,200	1,880,992	(144,171)
Japanese Yen	11/4/2011	111,834,940	1,450,611	(92,068)
Japanese Yen	11/4/2011	178,726,920	2,318,267	(136,945)
Japanese Yen	10/5/2011	319,661,640	4,146,331	(427,274)
Japanese Yen	11/4/2011	170,068,800	2,205,962	(186,500)
Japanese Yen	11/4/2011	20,507,840	266,007	(21,224)
Japanese Yen	11/4/2011	273,010,620	3,541,221	(282,543)
Japanese Yen	10/12/2011	388,919,920	5,044,680	(265,396)
Japanese Yen	10/19/2011	333,864,960	4,330,562	(151,601)

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Buy:
Japanese Yen	10/19/2011	$ 3,194,880	$ 41,441	$ (1,451)
Mexican Peso	11/9/2011	51,733,440	3,730,499	546,653
Singapore Dollar	10/24/2011	6,602,478	5,052,595	(112,544)
Singapore Dollar	10/24/2011	50,383	38,556	(261)
Singapore Dollar	11/10/2011	2,539,980	1,943,738	27,578
Singapore Dollar	11/10/2011	299,842	229,456	212
Singapore Dollar	11/10/2011	4,147,809	3,174,141	2,933
Singapore Dollar	12/7/2011	209,536	160,349	612
Singapore Dollar	12/7/2011	3,247,802	2,485,404	9,480
Singapore Dollar	10/13/2011	97,854	74,883	5,115
Singapore Dollar	10/13/2011	9,663,043	7,394,714	505,089
United States Dollars	10/4/2011	6,300,000	6,300,000	(964,356)
United States Dollars	10/4/2011	241,873	241,873	(35,381)
United States Dollars	10/4/2011	4,156,975	4,156,975	(166,058)
United States Dollars	12/21/2011	4,313,337	4,313,337	(121,507)
United States Dollars	12/21/2011	3,391,175	3,391,175	(95,530)
United States Dollars	10/5/2011	56,784	56,784	(3,861)
United States Dollars	10/5/2011	943	943	(64)
United States Dollars	11/9/2011	27,859	27,859	(1,790)
United States Dollars	11/30/2011	2,174,520	2,174,520	(161,951)
United States Dollars	11/30/2011	142,921	142,921	(8,750)
United States Dollars	10/5/2011	59,413	59,413	1,359
United States Dollars	10/5/2011	82,519	82,519	1,991
United States Dollars	10/12/2011	111,734	111,734	3,543
United States Dollars	10/19/2011	50,875	50,875	1,188
United States Dollars	10/19/2011	1,534	1,534	36
United States Dollars	11/4/2011	646	646	2
United States Dollars	10/6/2011	69,376	69,376	(9,861)
United States Dollars	10/6/2011	538	538	(77)
United States Dollars	10/6/2011	3,032,909	3,032,909	(224,428)

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Buy:
United States Dollars	10/6/2011	$ 35,106	$ 35,106	$ (4,579)
United States Dollars	10/13/2011	1,535	1,535	(108)
United States Dollars	10/13/2011	5,788	5,788	(407)
United States Dollars	10/24/2011	102,016	102,016	(8,032)
United States Dollars	10/24/2011	127	127	(10)
United States Dollars	11/10/2011	3,908	3,908	(195)
United States Dollars	11/10/2011	28,271	28,271	(1,413)
United States Dollars	12/7/2011	4,798	4,798	(5)
United States Dollars	12/7/2011	60,906	60,906	(68)
United States Dollars	12/21/2011	680,334	680,334	(48,105)
United States Dollars	12/21/2011	463,392	463,392	(7,843)
United States Dollars	12/21/2011	324,886	324,886	14,226
United States Dollars	12/21/2011	330,513	330,513	(1,874)

	Unrealized depreciation on foreign currency contracts			$ (2,419,227)

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Sell:
Canadian Dollars	10/11/2011	$ 3,441,075	$ 3,296,523	$ (59,549)
Canadian Dollars	11/7/2011	1,323,898	1,268,284	(13,618)
Canadian Dollars	11/7/2011	2,106,878	2,018,373	(45,177)
Canadian Dollars	10/5/2011	3,963,152	3,796,668	(323,719)
Canadian Dollars	10/5/2011	38,096	36,496	(3,508)
Canadian Dollars	11/9/2011	2,287,163	2,191,084	(151,165)
Japanese Yen	10/5/2011	210,497,420	2,730,362	266,839
Japanese Yen	11/8/2011	238,674,960	3,095,853	278,342
Japanese Yen	11/4/2011	299,485,400	3,884,625	344,760
Japanese Yen	10/5/2011	314,976,600	4,085,561	366,504
Japanese Yen	11/4/2011	445,284,600	5,775,787	497,647
Japanese Yen	11/4/2011	20,457,920	265,360	20,576

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Sell:
Japanese Yen	10/12/2011	$ 380,033,900	$ 4,929,420	$ 150,136
Japanese Yen	10/19/2011	329,852,160	4,278,512	99,551
Japanese Yen	10/19/2011	3,073,920	39,872	(118)
Mexican Peso	10/6/2011	52,653,150	3,796,819	(705,420)
Mexican Peso	10/6/2011	468,960	33,817	(6,203)
Mexican Peso	11/9/2011	20,073,600	1,447,507	(199,096)
Mexican Peso	11/9/2011	32,863,970	2,369,821	(260,728)
Singapore Dollar	10/24/2011	6,479,670	4,958,615	18,564
Singapore Dollar	10/24/2011	50,230	38,439	144
Singapore Dollar	11/10/2011	6,664,583	5,100,121	(48,270)
Singapore Dollar	11/10/2011	294,991	225,744	(3,924)
Singapore Dollar	12/7/2011	3,168,324	2,424,583	(70,301)
Singapore Dollar	12/7/2011	203,274	155,557	(5,403)
Singapore Dollar	10/13/2011	9,656,012	7,389,334	(510,470)
Singapore Dollar	10/13/2011	95,989	73,456	(6,542)
United States Dollars	10/4/2011	6,468,802	6,468,802	926,666
United States Dollars	10/4/2011	2,600,000	2,600,000	262,381
United States Dollars	10/4/2011	1,700,000	1,700,000	46,702
United States Dollars	11/3/2011	4,129,347	4,129,347	171,157
United States Dollars	12/23/2011	3,800,000	3,800,000	126,216
United States Dollars	12/23/2011	1,700,000	1,700,000	(35,646)
United States Dollars	122/23/11	2,900,000	2,900,000	176,101
United States Dollars	12/23/2011	1,700,000	1,700,000	38,318
United States Dollars	12/22/2011	2,107,143	2,107,143	101,045
United States Dollars	12/22/2011	1,400,000	1,400,000	65,178
United States Dollars	12/21/2011	2,900,000	2,900,000	123,432
United States Dollars	12/21/2011	2,100,000	2,100,000	15,587
United States Dollars	12/21/2011	4,297,004	4,297,004	105,174
United States Dollars	12/21/2011	3,360,629	3,360,629	64,984
United States Dollars	12/21/2011	3,200,000	3,200,000	(17,269)
United States Dollars	12/21/2011	1,837,742	1,837,742	53,775
United States Dollars	12/21/2011	1,600,000	1,600,000	41,202
United States Dollars	10/11/2011	11,622	11,622	920

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Sell:
United States Dollars	11/7/2011	$ 34,734	$ 34,734	$ 1,677
United States Dollars	11/7/2011	32,129	32,129	2,148
United States Dollars	11/30/2011	142,345	142,345	8,174
United States Dollars	11/30/2011	2,135,175	2,135,175	122,606
United States Dollars	12/9/2011	2,807,120	2,807,120	123,692
United States Dollars	12/9/2011	163,563	163,563	2,557
United States Dollars	11/4/2011	3,878	3,878	(27)
United States Dollars	11/4/2011	39,984	39,984	(281)
United States Dollars	11/4/2011	75,713	75,713	175
United States Dollars	11/4/2011	24,632	24,632	(80)
United States Dollars	11/8/2011	16,354	16,354	(115)
United States Dollars	11/8/2011	27,488	27,488	63
United States Dollars	10/6/2011	4,500,000	4,500,000	645,554
United States Dollars	10/6/2011	40,000	40,000	5,738
United States Dollars	11/9/2011	12,641	12,641	1,334
United States Dollars	11/9/2011	84,034	84,034	8,860
United States Dollars	10/6/2011	33,140	33,140	2,613
United States Dollars	10/6/2011	3,048,880	3,048,880	240,399
United States Dollars	11/10/2011	9,747	9,747	650
United States Dollars	12/21/2011	2,159,161	2,159,161	43,665
United States Dollars	12/21/2011	614,251	614,251	9,823
United States Dollars	12/21/2011	338,173	338,173	22,059
United States Dollars	12/21/2011	337,534	337,534	21,420
United States Dollars	12/21/2011	460,299	460,299	4,751
United States Dollars	12/21/2011	322,165	322,165	11,505
United States Dollars	12/21/2011	1,108,033	1,108,033	44,210
United States Dollars	12/21/2011	1,089,681	1,089,681	25,858
United States Dollars	12/21/2011	550,479	550,479	18,567
United States Dollars	12/21/2011	341,915	341,915	13,276
United States Dollars	12/21/2011	2,642,444	2,642,444	13,330

	Unrealized appreciation on foreign currency contracts			$ 3,289,976

Total net unrealized appreciation on open foreign currency contracts				$ 870,749

Derivatives Disclosure -

Fair Values of Derivative Instruments in PFSFL as of September 30, 2011:

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at September 30, 2011 is a reflection of the volume of derivative activity for the Fund.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2011:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2011
Due from Broker - Variation	$ 526,616	$ 2,211,867	$ 11,271,452	$ 867,042	$ 14,876,977
margin*
Unrealized appreciation on forward
foreign curreny contracts	-	7,467,257	-	-	7,467,257
	$ 526,616	$ 9,679,124	$ 11,271,452	$ 867,042	$ 22,344,234

Liability Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2011
Due from Broker - Variation	$ 369,653	$ 931,929	$ 8,055,899	$ 542,581	$ 9,900,062
margin*
Unrealized appreciation on forward
foreign curreny contracts	$ -	$ 6,596,508	$ -	$ -	$ 6,596,508

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2011:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate Contracts	Total Value at September 30, 2011
Futures contracts	$ (5,999,332)	$ (1,227,437)	$ (12,364,158)	$ 8,018,766	$ (11,572,161)
Forward currency transactions	-	(2,193,847)	-	-	(2,193,847)
	$ (5,999,332)	$ (3,421,284)	$ (12,364,158)	$ 8,018,766	$ (13,766,008)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate Contracts	Total Value at September 30, 2011
Futures contracts	$ 156,963	$ 1,279,938	$ 3,215,553	$ 324,461	$ 4,976,915
Forward currency transactions	-	538,197	-	-	538,197
	$ 156,963	$ 1,818,135	$ 3,215,553	$ 324,461	$ 5,515,112

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

 deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $255,610,091 and $25,800,783, respectively.

4. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2011, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Banyan Capital Fund LP	6/1/2011	6,799,099	$ 6,700,000	$ 6,611,820	1.57%
Quantitative Global 3x Fund, Ltd.	2/10/2011	8,566,893	$ 7,839,772	$ 8,241,929	1.95%
The Tap Fund, Ltd.	1/3/2011	6,877,592	$ 7,100,000	$ 6,168,413	1.46%
The Traders Offshore Fund	4/1/2011	5,147,249	$ 5,000,000	$ 4,466,882	1.06%

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital,

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

LLC and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20% and 1.95% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively. For the six months ended September 30, 2011, the Advisor waived fees and reimbursed expenses in the amount of $20,985.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If

Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 2.20% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2014	$197,927
3/31/2015	$ 20,985

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS. For the six months ended September 30, 2011, the Distributor received $192,473 in underwriting commissions for sales of Class A shares, of which $27,758 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended September 30, 2011, the Fund incurred expenses of $6,304 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the consolidated statement of operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended September 30, 2011, GemCom collected amounts totaling $14,652 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the consolidated statement of operations in this shareholder report.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period was as follows:

Fiscal Period Ended
March 31, 2011
Ordinary Income	$ 453,967
Long-Term Capital Gain	47,969
Total	$ 501,936

As of March 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post	Capital	Unrealized	Total
Ordinary	Long-Term	October	Loss	Appreciation/	Accumulated
Income	Capital Gains	Losses	Carry Forward	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (51,827)	$ -	$ (329,685)	$ (381,512)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSFL and CTAs.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Permanent book and tax differences are primarily attributable to the Fund’s holdings in CTAs, resulted in reclassification for the period ended March 31, 2011 as follows: a decrease in paid in capital of $514,668; a decrease in accumulated net investment loss of $483,216 and a decrease in accumulated net realized loss from security transactions of $31,452.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending March 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the March 31, 2012 annual report

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Princeton Futures Strategy Fund

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11	Expense Ratio During Period+ 4/1/11 – 9/30/11
Class A*	$1,000.00	$964.60	$10.81	2.20%
Class C**	1,000.00	981.40	8.62	2.95
Class I*	1,000.00	965.60	9.58	1.95

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11	Expense Ratio During Period+ 4/1/11 – 9/30/11
Class A*	$1,000.00	$1,014.00	$11.08	2.20%
Class C**	1,000.00	1,010.25	14.83	2.95
Class I*	1,000.00	1,015.25	9.82	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

** “Actual” expense information for the Portfolio is for the period from 6/24/11 (date of initial investment) to September 30, 2011. Actual expenses are equal to the Portfolio's annualized net expense ratio multiplied by 108/366 (to reflect the period from initial investment to September 30, 2011). "Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

+Annualized.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

Approval of Advisory Agreement –Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Mount Yale Asset Management, LLC* (“Mt Yale” or the “Adviser”) and the Trust, on behalf of Princeton Futures Strategy Fund (“Princeton” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Princeton has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.80% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Princeton’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Princeton for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Princeton’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

* On July 1, 2011, Mount Yale Asset Management, LLC transferred its interests and obligations in Advisory Agreement to the Princeton Fund Advisors, LLC.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

Approval of Sub-Advisory Agreements - Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010, the Board of the Northern Lights Fund Trust (the “Trust”), including a majority of the Independent Trustees, discussed the approval of the sub-advisory agreements between Mt Yale and 6800 Capital, LLC (“6800”), and separately between Mt Yale and Congress Asset Management Company, LLP (“Congress”) (the “Sub-Advisers”) on behalf of the Princeton Futures Strategy Fund (the “Sub-Advisory Agreements”)**. In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of the Sub-Advisers’ similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions. Additional information was furnished by the Sub-Advisers’ including information on (a) the overall organization of each Sub-Advisers’; (b) investment management staffing; and (c) the financial condition of each Sub-Advisers’.

In its consideration of the proposed Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser research capabilities and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the experience of the portfolio managers and the prior performance of the Sub-Adviser’s with its existing accounts.  The Board concluded that each Sub-Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the 6800 would charge a fee equal to two-thirds of the advisory fee, based upon the average net assets of the Fund and Congress would charge a 0.20% annual sub-advisory fee, based upon the average net assets of the Fund. It was noted that the Sub-Adviser’s fee would be paid directly by Adviser based upon the Fund’s current management fee and there would be no increased ongoing cost to shareholders as a result of the Sub-Adviser’s appointment as the Fund’s Sub-Adviser. The Trustees concluded that the Fund’s sub-advisory fees was acceptable in light of the quality of the services the Fund expected to receive from each Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures is fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

** On July 1, 2011, Mount Yale Asset Management, LLC transferred its interests and obligations in the Sub-Advisory Agreements to Princeton Fund Advisors, LLC.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISORS

6800 Capital, L.L.C.

One Palmer Square, Suite 530

Princeton, NJ 08542

Congress Asset Management Co.

2 Seaport Lane, 5th Floor

Boston, MA 02210

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/11

CERTIFICATIONS

I, Andrew B. Rogers, certify that:

1.

I have reviewed this report on Form N-CSR of the Princeton Futures Strategy Fund (a series of Northern Lights Fund Trust);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

12/9/11

/s/ Andrew B. Rogers

Andrew B. Rogers

President

I, Kevin E. Wolf, certify that:

1.

I have reviewed this report on Form N-CSR of the Princeton Futures Strategy Fund  (a series of Northern Lights Fund Trust);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

12/9/11

/s/ Kevin E. Wolf

Kevin E. Wolf

Treasurer

CERTIFICATION

Andrew B. Rogers, President, and Kevin E. Wolf, Treasurer of Northern Lights Fund Trust (the “Registrant”), each certify to the best of his knowledge that:

1.

The Registrant’s periodic report on Form N-CSR for the period ended September 30, 2011 (the “Form N-CSR”) fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.

The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

President

Treasurer

Northern Lights Fund Trust

Northern Lights Fund Trust

/s/ Andrew B. Rogers

/s/ Kevin E. Wolf

Andrew B. Rogers

Kevin E. Wolf

Date:

12/9/11

Date:

12/9/11

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to Northern Lights Funds Trust and will be retained by Northern Lights Fund Trust and furnished to the Securities and Exchange Commission (the “Commission”) or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR filed with the Commission.